Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 1,437,829	₩ 1,233,761
Deferred tax liabilities	(8,564,775)	(9,617,309)
Net Deferred tax assets(liabilities)	₩ (7,126,946)	₩ (8,383,548)	₩ (9,496,244)	₩ (8,153,389)